COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
23	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2011 are as follows. The Group’s leases do not contain any contingent rental payments terms.

Years ending December 31,	Store premises	Warehouses and office premises	Total
	RMB	RMB	RMB

2012	198,579	11,261	209,840
2013	187,750	7,939	195,689
2014	117,228	3,675	120,903
2015	59,264	1,948	61,212
2016	21,917	1,106	23,023
Thereafter	17,103	2,472	19,575

Total	601,841	28,401	630,242

The Group’s rental expenses under operating leases amounted to RMB323,548, RMB367,603 and RMB375,626 for the years ended December 31, 2009, 2010 and 2011, respectively.